Dividends - Summary of Interim Dividends (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Dividends paid per share	$ 1.88	$ 1.88	$ 1.88
Scrip dividend per share		1.88	1.88
B Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Dividends paid per share	$ 1.88	1.88	1.88
Scrip dividend per share		$ 1.88	$ 1.88